SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Allowance for doubtful receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Principal accounting policies:
Prepaid expenses and other current assets	$ 253,542	$ 289,459
Allowance for doubtful receivables
Principal accounting policies:
Prepaid expenses and other current assets	$ 166	$ 164